Related Party Transactions - Summary of Leases (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Capital Leased Assets [Line Items]
Obligation under capital lease	7,035	$ 7,331
Lease Two [Member]
Capital Leased Assets [Line Items]
Lease description	This lease was amended in January 2015 retroactive to November 2014 and previously had an expiration in October 2027.
Lease amendment date	2015-01
Lease Three [Member]
Capital Leased Assets [Line Items]
Obligation under capital lease	4,400
Lease Five [Member]
Capital Leased Assets [Line Items]
Obligation under capital lease	2,700